UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05554

Morgan Stanley California Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (73.4%)
	Bay Area Toll Authority, CA,
$15,000	San Francisco Bay Area Toll Bridge 2007 Ser D2	0.03%	10/07/14	04/01/47	$15,000,000
1,000	San Francisco Bay Area Toll Bridge 2009 Ser F-1 ROCs II-R Ser 11901 (c)	0.05	10/07/14	04/01/17	1,000,000
1,000	BB&T Municipal Trust, CA, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28 (c)	0.04	10/07/14	12/01/15	1,000,000
	California,
3,800	Ser 2005 A Subser A-2-1	0.03	10/07/14	05/01/40	3,800,000
10,000	Ser 2005 A Subser A-3	0.06	10/07/14	05/01/40	10,000,000
	California Educational Facilities Authority,
4,600	California Institute of Technology 2006 Ser A	0.03	10/07/14	10/01/36	4,600,000
4,300	California Institute of Technology Ser 1994	0.03	10/07/14	01/01/24	4,300,000
3,500	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.03	10/07/14	01/01/41	3,500,000
	California Health Facilities Financing Authority,
5,300	Catholic Healthcare West Ser 2005 I	0.03	10/07/14	07/01/35	5,300,000
6,725	Catholic Healthcare West Ser 2011 B	0.03	10/07/14	03/01/47	6,725,000
4,600	Catholic Healthcare West Ser 2011 C	0.03	10/07/14	03/01/47	4,600,000
7,000	Kaiser Permanente Ser 2006 C	0.04	10/07/14	06/01/41	7,000,000
12,250	Scripps Health Ser 2008 D	0.05	10/07/14	10/01/31	12,250,000
4,900	Scripps Health Ser 2010 C	0.03	10/07/14	10/01/40	4,900,000
7,050	Scripps Health Ser 2012 B	0.03	10/07/14	10/01/42	7,050,000
3,400	St. Joseph Health System Ser 2011 A	0.03	10/07/14	07/01/41	3,400,000
1,140	Sutter Health Ser 2011 B ROCs II-R Ser 11952 (c)	0.05	10/07/14	08/15/18	1,140,000
3,000	California State University, Systemwide Ser 2005 C Eagle #20130009 (BHAC) (c)	0.05	10/07/14	11/01/35	3,000,000
	California Statewide Communities Development Authority,
15,445	Gas Supply Sacramento Municipal Utility District Ser 2010	0.04	10/07/14	11/01/40	15,445,000
5,000	SWEEP Loan Program Ser 2007 A	0.03	10/07/14	08/01/35	5,000,000
5,035	University of San Diego Ser 2005	0.03	10/07/14	10/01/45	5,035,000
2,305	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.04	10/07/14	08/01/20	2,305,000
	Deutsche Bank SPEARS, CA,
5,000	California Health Facilities Financing Authority Dignity Health Ser 2012 A SPEARS Ser DBE-1083 (c)	0.12	10/07/14	03/01/28	5,000,000
2,000	California Health Facilities Financing Authority, California Statewide Communities Development Authority Kaiser Permanente DBE-1270 (c)	0.13	10/07/14	04/01/42	2,000,000
1,340	California Ser 2013 SPEARS Ser DBE-1229 (c)	0.10	10/07/14	11/01/43	1,340,000
	East Bay Municipal Utility District, CA,
4,960	Water System Sub Refg Ser 2008 A-1	0.03	10/07/14	06/01/38	4,960,000
4,205	Water System Sub Refg Ser 2008 A-3	0.03	10/07/14	06/01/38	4,205,000
2,500	Water System Subser 2012 A Eagle #20130004 Class A (c)	0.05	10/07/14	06/01/37	2,500,000
	Eastern Municipal Water District, CA,
10,300	Water & Sewer Ser 2008 G COPs	0.03	10/07/14	07/01/38	10,300,000
11,645	Water & Wastewater Refg Ser 2014 A	0.03	10/07/14	07/01/46	11,645,000
4,900	Irvine Assessment District No. 93-14, CA, Improvement Bond Act 1915	0.03	10/07/14	09/02/25	4,900,000
13,910	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.03	10/07/14	07/01/35	13,910,000

6,800	Long Beach, CA, Memorial Health Services Ser 1991	0.03	10/07/14	10/01/16	6,800,000
7,795	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773 (c)	0.04	10/07/14	08/01/33	7,795,000
2,450	Los Angeles County Housing Authority, CA, Multifamily Malibu Meadows 1998 Ser B	0.05	10/07/14	04/15/28	2,450,000
	Los Angeles Department of Water & Power, CA,
4,500	Power System 2001 Ser B Subser B-2	0.04	10/07/14	07/01/34	4,500,000
5,300	Power System 2001 Ser B Subser B-5	0.04	10/07/14	07/01/34	5,300,000
4,900	Power System 2001 Ser B Subser B-7	0.03	10/07/14	07/01/34	4,900,000
	Metropolitan Water District of Southern California,
9,365	Water 2008 Ser A-2	0.03	10/07/14	07/01/37	9,365,000
6,800	Water 2014 Ser D	0.03	10/07/14	07/01/32	6,800,000
8,300	Mountain View, CA, Villa Mariposa Multifamily 1985 Ser A	0.04	10/07/14	02/15/17	8,300,000
3,740	Orange County Housing Authority, CA, Oasis Martinique Refg 1998 Issue I	0.05	10/07/14	06/15/28	3,740,000
8,400	Rancho Water District Financing Authority, CA, Ser 2008 B	0.03	10/07/14	08/15/31	8,400,000
6,900	Sacramento County Housing Authority, CA, Multifamily Logan Park Apartments Ser 2007 E (AMT)	0.05	10/07/14	05/01/42	6,900,000
6,000	Seasons at Winter 2004 Ser C-1 (AMT)	0.06	10/07/14	08/01/34	6,000,000
23,400	San Diego County Regional Transportation Commission, CA, Sales Tax 2008 Ser C	0.03	10/07/14	04/01/38	23,400,000
6,960	San Francisco Airport Commission, CA, San Francisco International Airport Second Ser 2008 37C	0.03	10/07/14	05/01/29	6,960,000
2,900	San Francisco Bay Area Rapid Transit District, CA, Ser 2007 B Eagle #20140025 Class A (c)	0.05	10/07/14	08/01/35	2,900,000
14,600	San Francisco City & County Airport Commission, CA, 2009 Second Ser 36-A	0.03	10/07/14	05/01/26	14,600,000
3,845	San Francisco City & County Finance Corporation, CA, Moscone Center Ser 2008-2	0.03	10/07/14	04/01/30	3,845,000
	Santa Clara Valley Transportation Authority, CA,
8,600	Measure A Sales Tax Ser 2008 A	0.04	10/07/14	04/01/36	8,600,000
6,300	Measure A Sales Tax Ser 2008 B	0.04	10/07/14	04/01/36	6,300,000
	University of California Regents,
5,650	Ser 2013 AL-4	0.03	10/07/14	05/15/48	5,650,000
6,500	Ser 2013-AL-1	0.04	10/07/14	05/15/48	6,500,000
	Total Weekly Variable Rate Bonds (Cost $347,115,000)				347,115,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Municipal Bonds & Notes (8.3%)
20,000	California, Ser 2014-15 RANs, dtd 09/23/14	1.50%	0.12%	06/22/15	20,199,553
4,000	Los Angeles County, CA, Ser 2014-2015 TRANs, dtd 07/01/14	1.50	0.12	06/30/15	4,041,069
15,000	Los Angeles, CA, Ser 2014 TRANs, dtd 07/10/14	1.50	0.11	06/25/15	15,152,190
	Total Municipal Bonds & Notes (Cost $39,392,812)				39,392,812
	Commercial Paper (7.7%)
3,500	California Department of Water Resources, Ser 1	0.07	0.07	11/12/14	3,500,000
	California Statewide Communities Development Authority,
10,000	Kaiser Permanente Ser 2004 E	0.14	0.14	12/09/14	10,000,000
5,000	Kaiser Permanente Ser 2004 I	0.14	0.14	12/09/14	5,000,000
7,000	Golden Gate Bridge Highway & Transportation District, CA, Ser B	0.05	0.05	10/08/14	7,000,000

10,800	Los Angeles County Capital Asset Leasing Corporation, CA, Lease Ser A-1	0.07	0.07	12/10/14	10,800,000
	Total Commercial Paper (Cost $36,300,000)				36,300,000

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Daily Variable Rate Bonds (7.5%)
6,600	California Infrastructure & Economic Development Bank, Pacific Gas & Electric 2009 Ser C	0.03%	10/01/14	12/01/16	6,600,000
16,800	California Municipal Finance Authority, Chevron USA, Inc. Ser 2010 A	0.03	10/01/14	11/01/35	16,800,000
1,500	Irvine Assessment District No. 00-18, CA, Improvement Bond Act	0.04	10/01/14	09/02/26	1,500,000
2,300	Irvine Assessment District No. 03-19, CA, Improvement Bond Act 1915 Ser A	0.04	10/01/14	09/02/29	2,300,000
2,600	Irvine Assessment District No. 97-16, CA, Improvement Bond Act 1915	0.04	10/01/14	09/02/22	2,600,000
3,600	Irvine Ranch Water District, CA, Cons Ser 2009 A	0.03	10/01/14	10/01/41	3,600,000
1,000	Los Angeles Department of Water & Power, CA, Water System 2001 Ser B Subser B-2	0.02	10/01/14	07/01/35	1,000,000
1,100	University of California Regents, Medical Center Pooled Ser 2007 B-1	0.01	10/01/14	05/15/32	1,100,000
	Total Daily Variable Rate Bonds (Cost $35,500,000)				35,500,000
	Closed-End Investment Companies (4.0%)
	Nuveen California Dividend Advantage Municipal Fund,
5,000	VRDP Ser 5 (AMT) (c)	0.11	10/07/14	08/01/40	5,000,000
3,000	VRDP Ser 6 (AMT) (c)	0.11	10/07/14	08/01/40	3,000,000
3,000	Nuveen California Dividend Advantage Municipal Fund 2, VRDP Ser 1-980 (AMT) (c)	0.14	10/07/14	08/03/43	3,000,000
8,000	Nuveen California Dividend Advantage Municipal Fund 3, Ser 1-1600 (AMT) (c)	0.12	10/07/14	09/01/43	8,000,000
	Total Closed-End Investment Companies (Cost $19,000,000)				19,000,000

	Total Investments (Cost $477,307,812) (d)			100.9%	477,307,812
	Liabilities in Excess of Other Assets			(0.9)	(4,102,813)
	Net Assets			100.0%	$473,204,999

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
SPEARS	Short Puttable Exempt Adjustable Receipts.
SWEEP	Statewide Easy Equipment Program.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2014.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.

Bond Insurance: BHAC	Berkshire Hathaway Assurance Corporation.

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Portfolio of Investments • September 30, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$347,115,000	$—	$347,115,000
Municipal Bonds & Notes	—	39,392,812	—	39,392,812
Commercial Paper	—	36,300,000	—	36,300,000
Daily Variable Rate Bonds	—	35,500,000	—	35,500,000
Closed-End Investment Companies	—	19,000,000	—	19,000,000
Total Assets	$—	$477,307,812	$—	$477,307,812

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014